Basis of Presentation and Summary of Significant Accounting Policies (FY) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments	1
Restricted cash and cash equivalents	$ 0.9	$ 1.2
Number of financial institutions	1